NOTE 11. Summary of long-term borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Note 11. Summary Of Long-term Borrowings Details
Long-term bank loans, Weighted Average Interest Rate	6.77%
Total, Weighted-average interest rate	6.77%
Long-term bank loans, Maturities	August 2016
Short-term bank loans	$ 14,708
Total	$ 14,708